Reserves - Schedule of Reserves (Details) - Reserve [Member] - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Reserves [Line Items]
Foreign currency translation reserve	$ 261,463	$ 271,902
NASDAQ listing reserve	43,998,710	43,998,710
Share-based payment reserve	22,152,156	4,743,075
Total	$ 66,412,329	$ 49,013,687